Fair value of financial instruments - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Fair value of financial instruments [Line Items]
Interest receivable	$ 7
Unearned interest and deferred fees	0
Lease liabilities excluded	17,700	$ 18,700
Sales	0	5,750
Fair value with change in profit or loss	5,313	4,949	$ 6,492
At fair value through profit or loss | Level 3
Disclosure of Fair value of financial instruments [Line Items]
Fair value with change in profit or loss	5,300	4,900
Commitments and contingencies
Disclosure of Fair value of financial instruments [Line Items]
Interest receivable	23,300	27,300
Allowance for loans losses	41,400	41,100
Unearned interest and deferred fees	8,700	5,800
Securities at amortized cost
Disclosure of Fair value of financial instruments [Line Items]
Interest receivable	8,100	1,900
Allowance for loans losses	$ 1,700	$ 400